Annuity Investors(REGISTERED) Variable Account A

                                       of

                             Annuity Investors Logo

                                       for


                               The Commodore Logo









               The Commodore                        The Commodore
           Nauticus(REGISTERED)                  Americus(REGISTERED)



                                 December 31, 1998



                        Annual Report to Contract Owners

                                Table of Contents

                                                                           Page

Letter from the President..................................................  2

                                                                             Tab

Annuity Investors Variable Account A -Financial Statements.................  I

Dreyfus Portfolios--Annual Reports.........................................  II
        Dreyfus Variable Investment Fund
               Small Cap Portfolio
               Capital Appreciation Portfolio
               Growth and Income Portfolio
        The Dreyfus Socially Responsible Growth Fund, Inc.
        Dreyfus Stock Index Fund

Janus Aspen Series--Annual Report...........................................III
        Aggressive Growth Portfolio
        Worldwide Growth Portfolio
        Balanced Portfolio

Merrill Lynch Variable Series Funds, Inc.--Annual Report.................... IV
        Basic Value Focus Fund
        Domestic Money Market Fund
        Global Strategy Focus Fund
        High Current Income Fund

PBHG Insurance Series Fund, Inc.--Annual Report.............................  V
        PBHG Technology & Communications Portfolio
        PBHG Growth II Portfolio

Strong Opportunity Fund II, Inc.--Annual Report............................. VI

Morgan Stanley Dean Witter Universal Funds, Inc.--Annual Report.............VII
        U.S. Real Estate Portfolio
        Fixed Income Portfolio

Dear Commodore Contract Owner:

        I am pleased to present you with the December 31, 1998 Financial Statements of Annuity Investors(R) Variable Account A, and the 1998 Annual Reports for each of the seventeen Portfolios offered through the sub-accounts of Annuity Investors Variable Account A. The Portfolios are managed by leading investment advisors such as Janus Capital Corporation, The Dreyfus Corporation, Merrill Lynch Asset Management, L.P., Morgan Stanley Dean Witter Investment Management Inc., Pilgrim Baxter & Associates, Ltd. and Strong Capital Management, Inc. The broad range of investment options offered under your Contract allows you the flexibility to implement your own personal investment strategy and to change your mix of investments as your objectives change over time.

        In 1998, the stock market, as measured by the Standard & Poor's 500 Index, showed a 26.67% increase and the NYSE Composite Index increased by 16.55%. The bond market, as measured by Lehman Brothers Aggregate Index, increased by 8.63% over the same period. The performance of the sub-accounts offered under your Contract compared favorably to the performance of these indices, as shown by the average annual total return for the period January 1, 1998 to December 31, 1998, below.*

  Janus A.S.-Aggressive Growth Portfolio                            32.60%
  Janus A.S.-Worldwide Growth Portfolio                             27.33%
  Janus A.S.-Balanced Portfolio                                     32.63%
  Dreyfus V.I.F.-Capital Appreciation Portfolio                     28.61%
  Dreyfus V.I.F.-Growth and Income Portfolio                        10.43%
  Dreyfus V.I.F.-Small Cap Portfolio                                -4.63%
  The Dreyfus Socially Responsible Growth Fund, Inc.                27.78%
  Dreyfus Stock Index Fund                                          26.63%
  Strong Opportunity Fund II, Inc.                                  12.14%
  Merrill Lynch V.S.F.-Basic Value Focus Fund                        8.09%
  Merrill Lynch V.S.F.-Global Strategy Focus Fund                    7.53%
  Merrill Lynch V.S.F.-High Current Income Fund                     -4.28%
  Merrill Lynch V.S.F.-Domestic Money Market Fund                    3.04%
  Morgan Stanley Universal Funds, Inc.-Fixed Income                  6.57%
  Portfolio
  Morgan Stanley Universal Funds, Inc.-U.S. Real Estate            -11.96%
  Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio          6.85%
  PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm.               30.57%
  Portfolio
          *Performance figures are net of all sub-account charges, but do not reflect contingent deferred sales charges and contract maintenance fees.

        I, and my colleagues at Annuity Investors Life Insurance Company(R), look forward to serving you in the future.

Sincerely,


/s/--------------
Robert A. Adams
President
                                      -2-

                                ANNUITY INVESTORS

                               VARIABLE ACCOUNT A

                              Financial Statements



                     Years ended December 31, 1998 and 1997
                       With Report of Independent Auditors

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                              Financial Statements

                     Years ended December 31, 1998 and 1997




                                    Contents


    Report of Independent Auditors.............................................1


    Audited Financial Statements

    Statement of Assets and Liabilities - Current Year.........................2
    Statement of Assets and Liabilities - Prior Year...........................4
    Statements of Operations - Current Year....................................6
    Statements of Operations - Prior Year......................................7
    Statements of Changes in Net Assets - Current Year.........................8
    Statements of Changes in Net Assets - Prior Year..........................11
    Notes to Financial Statements.............................................14

                         Report of Independent Auditors



Contractholders of Annuity Investors Variable Account A
  and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Annuity Investors Variable Account A (comprised of the Dreyfus Variable Investment Fund Capital Appreciation Portfolio, Dreyfus Variable Investment Fund Growth and Income Portfolio, Dreyfus Variable Investment Fund Small Cap Portfolio, Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Short-Term Bond Portfolio, Merrill Lynch Variable Series Funds, Inc. Basic Value Focus Fund, Merrill Lynch Variable Series Funds, Inc. Global Strategy Focus Fund, Merrill Lynch Variable Series Funds, Inc. High Current Income Fund, Merrill Lynch Variable Series Funds, Inc. Domestic Money Market Fund, Morgan Stanley Universal Funds, Inc. Fixed Income Portfolio, Morgan Stanley Universal Funds, Inc. U.S. Real Estate Portfolio, PBHG Insurance Series Fund, Inc. Growth II Portfolio, PBHG Insurance Series Fund, Inc. Technology & Communications Portfolio and Strong Funds Opportunity Fund II Sub-Accounts) as of December 31, 1998 and 1997, and the related statements of operations and changes in net assets for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 and 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account A as of December 31, 1998 and 1997, and the results of their operations and changes in their net assets for the years then ended in conformity with generally accepted accounting principles.


                                             /s/--------------------
                                              Ernst & Young LLP

Cincinnati, Ohio
February 4, 1999

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1998



====================================================================================================================================
                                                                                                                             Market
                                                                                         Shares           Cost               Value
                                                                                       -----------    -----------        -----------
Assets:
      Investments in portfolio shares, at net asset value (Note 2):
          Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio ..............................            258,671.915    $ 7,472,994        $ 9,340,643
              Growth and Income Portfolio .................................             92,571.106      1,995,497          2,094,884
              Small Cap Portfolio .........................................             58,023.275      3,253,489          3,128,035
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. ......................            146,605.458      3,755,062          4,556,498
              Stock Index Fund ............................................            431,475.411     11,687,152         14,031,580
          Janus Aspen Series:
              Aggressive Growth Portfolio .................................            164,049.255      3,156,609          4,526,119
              Worldwide Growth Portfolio ..................................            484,769.907     11,693,725         14,101,957
              Balanced Portfolio ..........................................            644,903.995     11,536,564         14,510,340
              Short-Term Bond Portfolio ...................................                  0.000              0                  0
          Merrill Lynch Variable Series Funds, Inc.:
              Basic Value Focus Fund ......................................            171,800.005      2,508,822          2,520,306
              Global Strategy Focus Fund ..................................             26,435.460        365,698            354,500
              High Current Income Fund ....................................            142,758.018      1,603,907          1,443,283
              Domestic Money Market Fund ..................................            997,945.322        997,945            997,945
          Morgan Stanley Universal Funds, Inc.:
              Fixed Income Portfolio ......................................             73,075.791        797,468            781,911
              U.S. Real Estate Portfolio ..................................             67,863.625        722,850            665,064
          PBHG Insurance Series Fund, Inc.:
              Growth II Portfolio .........................................             27,498.480        302,292            319,807
              Technology & Communications Portfolio .......................            112,563.486      1,228,252          1,548,873
          Strong Funds:
              Opportunity Fund II .........................................             78,825.745      1,676,372          1,712,095
                                                                                                      -----------

                       Total cost.................................................................    $64,754,695

------------------------------------------------------------------------------------------------------------------------------------

                       Total assets..............................................................................         76,633,840


Liabilities:
      Amounts due to Annuity Investors Life Insurance Company (Note 4)...........................................                  0
------------------------------------------------------------------------------------------------------------------------------------

                       Net assets................................................................................        $76,633,840
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                                December 31, 1998


                                                                                                                           Market
                                                                                             Units       Unit Value        Value
                                                                                          -----------   ------------   -------------
Net assets attributable to variable annuity contract holders (Note 2):
  Dreyfus Variable Investment Fund:
      Capital Appreciation Portfolio - Basic contract .........................           445,340.210   $  20.056205   $   8,931,835
      Capital Appreciation Portfolio - Enhanced contract ......................            20,198.098      20.239919         408,808
      Growth and Income Portfolio - Basic contract ............................           153,859.242      12.672693       1,949,811
      Growth and Income Portfolio - Enhanced contract .........................            11,391.202      12.735544         145,073
      Small Cap Portfolio - Basic contract ....................................           256,140.224      11.582209       2,966,670
      Small Cap Portfolio - Enhanced contract .................................            13,863.364      11.639676         161,365
  Dreyfus Funds:
      Socially Responsible Growth Fund, Inc. - Basic contract .................           229,710.625      19.329493       4,440,190
      Socially Responsible Growth Fund, Inc. - Enhanced contract ..............             5,962.423      19.506808         116,308
      Stock Index Fund - Basic contract .......................................           665,996.241      20.107787      13,391,711
      Stock Index Fund - Enhanced contract ....................................            31,533.165      20.291951         639,869
  Janus Aspen Series:
      Aggressive Growth Portfolio - Basic contract ............................           276,028.214      16.201176       4,471,982
      Aggressive Growth Portfolio - Enhanced contract .........................             3,311.189      16.349773          54,137
      Worldwide Growth Portfolio - Basic contract .............................           689,148.869      20.045287      13,814,187
      Worldwide Growth Portfolio - Enhanced contract ..........................            14,225.653      20.228946         287,770
      Balanced Portfolio - Basic contract .....................................           765,170.784      18.665828      14,282,546
      Balanced Portfolio - Enhanced contract ..................................            12,092.854      18.837059         227,794
      Short-Term Bond Portfolio - Basic contract ..............................                 0.000       0.000000               0
      Short-Term Bond Portfolio - Enhanced contract ...........................                 0.000       0.000000               0
  Merrill Lynch Variable Series Funds, Inc.:
      Basic Value Focus Fund - Basic contract .................................           154,675.988      15.575121       2,409,097
      Basic Value Focus Fund - Enhanced contract ..............................             7,075.336      15.717824         111,209
      Global Strategy Focus Fund - Basic contract .............................            25,160.717      13.426667         337,825
      Global Strategy Focus Fund - Enhanced contract ..........................             1,230.646      13.549756          16,675
      High Current Income Fund - Basic contract ...............................           119,716.657      11.667978       1,396,851
      High Current Income Fund - Enhanced contract ............................             3,945.423      11.768629          46,432
      Domestic Money Market Fund - Basic contract .............................           876,845.270       1.118170         980,462
      Domestic Money Market Fund - Enhanced contract ..........................            15,490.877       1.128613          17,483
  Morgan Stanley Universal Funds, Inc.:
      Fixed Income Portfolio - Basic contract .................................            67,599.236      11.446708         773,789
      Fixed Income Portfolio - Enhanced contract ..............................               706.067      11.503500           8,122
      U.S. Real Estate Portfolio - Basic contract .............................            61,094.222      10.820841         661,091
      U.S. Real Estate Portfolio - Enhanced contract ..........................               365.320      10.874562           3,973
  PBHG Insurance Series Fund, Inc.:
      Growth II Portfolio - Basic contract ....................................            27,306.830      11.391453         311,064
      Growth II Portfolio - Enhanced contract .................................               763.702      11.447984           8,743
      Technology & Communications Portfolio - Basic contract ..................           112,549.063      13.480010       1,517,162
      Technology & Communications Portfolio - Enhanced contract ...............             2,340.838      13.546872          31,711
  Strong Funds:
      Opportunity Fund II - Basic contract ....................................           120,817.718      13.806405       1,668,058
      Opportunity Fund II - Enhanced contract .................................             3,173.858      13.874874          44,037
------------------------------------------------------------------------------------------------------------------------------------

               Net assets attributable to variable annuity contract holders.........................................      76,633,840
------------------------------------------------------------------------------------------------------------------------------------

               Net assets...........................................................................................   $  76,633,840
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1997


=================================================================================================================================
                                                                                                                         Market
                                                                                         Shares          Cost            Value
                                                                                      -----------    -----------     -----------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
    Dreyfus Variable Investment Fund:
      Capital Appreciation Portfolio .......................................          140,369.889    $ 3,586,392     $ 3,916,320
      Growth and Income Portfolio ..........................................           26,988.061        585,651         560,812
      Small Cap Portfolio ..................................................           18,735.866      1,118,725       1,070,567
    Dreyfus Funds:
      Socially Responsible Growth Fund, Inc. ...............................           83,872.063      1,957,506       2,094,285
      Stock Index Fund .....................................................          202,885.198      4,860,174       5,224,294
    Janus Aspen Series:
      Aggressive Growth Portfolio ..........................................          124,254.001      2,247,391       2,553,420
      Worldwide Growth Portfolio ...........................................          288,619.142      6,340,150       6,750,802
      Balanced Portfolio ...................................................          337,438.946      5,473,066       5,895,058
      Short-Term Bond Portfolio ............................................            7,446.572         74,035          66,126
    Merrill Lynch Variable Series Funds, Inc.:
      Basic Value Focus Fund ...............................................           63,965.078        955,064       1,013,207
      Global Strategy Focus Fund ...........................................           15,966.291        234,211         234,864
      High Current Income Fund .............................................           70,683.985        812,648         814,279
      Domestic Money Market Fund ...........................................          764,922.240        764,922         764,922
    Morgan Stanley Universal Funds, Inc.:
      Fixed Income Portfolio ...............................................            7,372.126         79,156          76,744
      U.S. Real Estate Portfolio ...........................................           20,939.568        231,982         238,921
    PBHG Insurance Series Fund, Inc.:
      Growth II Portfolio ..................................................           16,267.143        180,184         174,872
      Technology & Communications Portfolio ................................           51,008.507        547,507         530,999
    Strong Funds:
      Opportunity Fund II ..................................................           20,165.037        430,658         437,581
                                                                                                     -----------

         Total cost..............................................................................    $30,479,422

---------------------------------------------------------------------------------------------------------------------------------

         Total assets...........................................................................................      32,418,073

Liabilities:
    Amounts due to Annuity Investors Life Insurance Company (Note 4)............................................               0
---------------------------------------------------------------------------------------------------------------------------------

         Net assets ............................................................................................     $32,418,073
=================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                                December 31, 1997


==================================================================================================================================
                                                                                                                         Market
                                                                                          Units         Unit Value       Value
                                                                                       -----------     -----------    -----------
Net assets attributable to variable annuity contract holders (Note 2):
Dreyfus Variable Investment Fund:
    Capital Appreciation Portfolio - Basic contract ......................             247,118.575     $ 15.594553    $ 3,853,704
    Capital Appreciation Portfolio - Enhanced contract ...................               3,990.613       15.690822         62,616
    Growth and Income Portfolio - Basic contract .........................              48,865.286       11.475350        560,746
    Growth and Income Portfolio - Enhanced contract ......................                   5.708       11.498113             66
    Small Cap Portfolio - Basic contract .................................              86,150.930       12.145032      1,046,306
    Small Cap Portfolio - Enhanced contract ..............................               1,993.698       12.169119         24,261
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc. - Basic contract ..............             132,957.488       15.126449      2,011,174
    Socially Responsible Growth Fund, Inc. - Enhanced contract ...........               5,460.625       15.220020         83,111
    Stock Index Fund - Basic contract ....................................             324,713.323       15.879169      5,156,178
    Stock Index Fund - Enhanced contract .................................               4,263.339       15.977173         68,116
Janus Aspen Series:
    Aggressive Growth Portfolio - Basic contract .........................             207,227.419       12.217744      2,531,852
    Aggressive Growth Portfolio - Enhanced contract ......................               1,754.459       12.293313         21,568
    Worldwide Growth Portfolio - Basic contract ..........................             425,739.592       15.742391      6,702,159
    Worldwide Growth Portfolio - Enhanced contract .......................               3,070.952       15.839608         48,643
    Balanced Portfolio - Basic contract ..................................             409,917.307       14.073772      5,769,083
    Balanced Portfolio - Enhanced contract ...............................               8,896.063       14.160835        125,975
    Short-Term Bond Portfolio - Basic contract ...........................               3,967.559       10.890671         43,210
    Short-Term Bond Portfolio - Enhanced contract ........................               2,091.259       10.958058         22,916
Merrill Lynch Variable Series Funds, Inc.:
    Basic Value Focus Fund - Basic contract ..............................              68,181.594       14.408954        982,426
    Basic Value Focus Fund - Enhanced contract ...........................               2,123.159       14.497904         30,781
    Global Strategy Focus Fund - Basic contract ..........................              17,615.512       12.486612        219,958
    Global Strategy Focus Fund - Enhanced contract .......................               1,186.434       12.563763         14,906
    High Current Income Fund - Basic contract ............................              65,756.981       12.189961        801,575
    High Current Income Fund - Enhanced contract .........................               1,036.359       12.258690         12,704
    Domestic Money Market Fund - Basic contract ..........................             697,535.841        1.079946        753,301
    Domestic Money Market Fund - Enhanced contract .......................              10,686.456        1.087469         11,621
Morgan Stanley Universal Funds, Inc.:
    Fixed Income Portfolio - Basic contract ..............................               7,144.949       10.740991         76,744
    Fixed Income Portfolio - Enhanced contract ...........................                   0.000       10.762308              0
    U.S. Real Estate Portfolio - Basic contract ..........................              19,438.406       12.291156        238,921
    U.S. Real Estate Portfolio - Enhanced contract .......................                   0.000       12.315552              0
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio - Basic contract .................................              15,905.540       10.661135        169,571
    Growth II Portfolio - Enhanced contract ..............................                 496.211       10.682296          5,301
    Technology & Communications Portfolio - Basic contract ...............              51,276.959       10.323925        529,380
    Technology & Communications Portfolio - Enhanced contract ............                 156.518       10.344412          1,619
Strong Funds:
    Opportunity Fund II - Basic contract .................................              35,542.297       12.311565        437,581
    Opportunity Fund II - Enhanced contract ..............................                   0.000       12.335975              0
----------------------------------------------------------------------------------------------------------------------------------
        Net assets attributable to variable annuity contract holders................................................   32,418,073
----------------------------------------------------------------------------------------------------------------------------------
        Net assets..................................................................................................  $32,418,073
==================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998


====================================================================================================================================

                                                                                         Dreyfus Variable Investment Fund
                                                                                ----------------------------------------------------
                                                                                                       Growth
                                                                                   Capital              and                 Small
                                                                                Appreciation           Income                Cap
                                                                                  Portfolio           Portfolio           Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................       $    52,299         $    35,426         $    48,600

Expenses:
     Mortality and expense risk fees (Note 4) ..........................            79,803              17,591              25,657
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................           (27,504)             17,835              22,943

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares            80,800              (7,622)            (18,401)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................         1,537,721             124,226             (77,296)
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........         1,618,521             116,604             (95,697)
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...       $ 1,591,017         $   134,439         $   (72,754)
====================================================================================================================================

================================================================================================================

                                                                                          Dreyfus Funds
                                                                                --------------------------------
                                                                                  Socially
                                                                                 Responsible           Stock
                                                                                   Growth              Index
                                                                                  Fund, Inc.           Fund
================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................        $   171,025         $   157,506

Expenses:
     Mortality and expense risk fees (Note 4) ..........................             39,072             115,315
----------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................            131,953              42,191

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares             33,516             179,958
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................            664,657           1,980,383
----------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........            698,173           2,160,341
----------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...        $   830,126         $ 2,202,532
================================================================================================================

====================================================================================================================================

                                                                                               Janus Aspen Series
                                                                          ----------------------------------------------------------
                                                                                                                          Short-
                                                                           Aggressive     Worldwide                        Term
                                                                            Growth         Growth        Balanced          Bond
                                                                           Portfolio      Portfolio      Portfolio       Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................  $         0     $   403,005    $   454,882    $       591

Expenses:
     Mortality and expense risk fees (Note 4) ..........................       40,580         130,289        119,952            308
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................      (40,580)        272,716        334,930            283

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares       29,417          94,500         54,985         (7,029)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................    1,063,481       1,997,580      2,551,784          7,834
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........    1,092,898       2,092,080      2,606,769            805
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...  $ 1,052,318     $ 2,364,796    $ 2,941,699    $     1,088
====================================================================================================================================




====================================================================================================================================

                                                                                     Merrill Lynch Variable Series Funds, Inc.
                                                                           ---------------------------------------------------------
                                                                              Basic           Global          High         Domestic
                                                                              Value          Strategy        Current        Money
                                                                              Focus           Focus           Income        Market
                                                                              Fund            Fund            Fund          Fund
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................   $   157,272    $    38,481    $   120,440    $    42,570

Expenses:
     Mortality and expense risk fees (Note 4) ..........................        23,055          3,765         15,221         13,362
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................       134,217         34,716        105,219         29,208

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares          (837)        (2,908)       (15,007)             0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (46,659)       (11,851)      (162,254)             0
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........       (47,496)       (14,759)      (177,261)             0
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...   $    86,721    $    19,957    $   (72,042)   $    29,208
====================================================================================================================================

====================================================================================================================================

                                                                                Morgan Stanley                 PBHG Insurance
                                                                             Universal Funds, Inc.            Series Fund, Inc.
                                                                           ---------------------------------------------------------
                                                                                             U.S.                       Technology
                                                                             Fixed           Real          Growth           and
                                                                             Income         Estate           II       Communications
                                                                            Portfolio      Portfolio      Portfolio      Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................   $    35,969    $    22,092    $         0    $       157

Expenses:
     Mortality and expense risk fees (Note 4) ..........................         4,817          5,856          2,974         12,134
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................        31,152         16,236         (2,974)       (11,977)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares         5,008         (4,878)           596          4,399
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (13,145)       (64,725)        22,827        337,130
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........        (8,137)       (69,603)        23,423        341,529
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...   $    23,015    $   (53,367)   $    20,449    $   329,552
====================================================================================================================================

===================================================================================================================

                                                                                        Strong
                                                                                        Funds
                                                                                     ------------
                                                                                     Opportunity
                                                                                         Fund
                                                                                          II                Total
===================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................           $    93,328         $ 1,833,643

Expenses:
     Mortality and expense risk fees (Note 4) ..........................                13,265             663,016
-------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................                80,063           1,170,627

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares                (3,881)            422,616
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................                28,800           9,940,493
-------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........                24,919          10,363,109
-------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...           $   104,982         $11,533,736
===================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997


====================================================================================================================================

                                                                                         Dreyfus Variable Investment Fund
                                                                                ----------------------------------------------------
                                                                                                       Growth
                                                                                   Capital              and                 Small
                                                                                Appreciation           Income                Cap
                                                                                  Portfolio           Portfolio           Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .........................  $  31,931           $  35,214           $  53,513

Expenses:
     Mortality and expense risk fees (Note 4) ...............................     24,987               1,729               2,571
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss).......................................      6,944              33,485              50,942

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares ....     10,026               1,311                  10
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ...................................    319,771             (24,839)            (48,158)
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ................    329,797             (23,528)            (48,148)
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ........  $ 336,741           $   9,957           $   2,794
====================================================================================================================================

================================================================================================================

                                                                                          Dreyfus Funds
                                                                                --------------------------------
                                                                                  Socially
                                                                                 Responsible           Stock
                                                                                   Growth              Index
                                                                                  Fund, Inc.           Fund
================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ..........................  $  65,284           $ 167,780

Expenses:
     Mortality and expense risk fees (Note 4) ................................     13,118              29,248
----------------------------------------------------------------------------------------------------------------

          Net investment income (loss)........................................     52,166             138,532

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares .....      8,354               3,459
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ....................................    136,989             355,870
----------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares .................    145,343             359,329
----------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations .........  $ 197,509           $ 497,861
================================================================================================================

====================================================================================================================================

                                                                                                 Janus Aspen Series
                                                                            --------------------------------------------------------
                                                                                                                            Short-
                                                                             Aggressive     Worldwide                        Term
                                                                              Growth         Growth        Balanced          Bond
                                                                             Portfolio      Portfolio      Portfolio       Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................... $        0      $  60,959      $ 113,010      $  11,320

Expenses:
     Mortality and expense risk fees (Note 4) .............................     20,223         44,109         36,816            746
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss).....................................    (20,223)        16,850         76,194         10,574

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares ..      1,204          9,006          9,629            158
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares .................................    309,297        387,292        413,065         (7,425)
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ..............    310,501        396,298        422,694         (7,267)
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...... $  290,278      $ 413,148      $ 498,888      $   3,307
====================================================================================================================================

====================================================================================================================================

                                                                                     Merrill Lynch Variable Series Funds, Inc.
                                                                           ---------------------------------------------------------
                                                                              Basic           Global          High         Domestic
                                                                              Value          Strategy        Current        Money
                                                                              Focus           Focus           Income        Market
                                                                              Fund            Fund            Fund          Fund
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................   $    9,192     $    1,268     $   33,292     $   41,589

Expenses:
     Mortality and expense risk fees (Note 4) ..........................        6,537          1,537          4,852         11,904
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................        2,655           (269)        28,440         29,685

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares        3,825          2,375            471              0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       53,787           (823)           853              0
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........       57,612          1,552          1,324              0
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...   $   60,267     $    1,283     $   29,764     $   29,685
====================================================================================================================================

====================================================================================================================================

                                                                                Morgan Stanley                 PBHG Insurance
                                                                             Universal Funds, Inc.            Series Fund, Inc.
                                                                           ---------------------------------------------------------
                                                                                             U.S.                       Technology
                                                                             Fixed           Real          Growth           and
                                                                             Income         Estate           II       Communications
                                                                            Portfolio      Portfolio      Portfolio      Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................   $    4,192     $    7,455     $        0     $        0

Expenses:
     Mortality and expense risk fees (Note 4) ..........................          217            727            767          2,092
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................        3,975          6,728           (767)        (2,092)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares          186            448            109            898
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (2,412)         6,939         (5,312)       (16,509)
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........       (2,226)         7,387         (5,203)       (15,611)
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...   $    1,749     $   14,115     $   (5,970)    $  (17,703)
====================================================================================================================================

=======================================================================================================================

                                                                                        Strong
                                                                                        Funds
                                                                                     ------------
                                                                                     Opportunity
                                                                                         Fund
                                                                                          II                Total
=======================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................           $      407          $  636,406

Expenses:
     Mortality and expense risk fees (Note 4) ..........................                  948             203,128
-----------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................                 (541)            433,278

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares                  483              51,952
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................                6,923           1,885,308
-----------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........                7,406           1,937,260
-----------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...           $    6,865          $2,370,538
=======================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998


====================================================================================================================================

                                                                                         Dreyfus Variable Investment Fund
                                                                                ----------------------------------------------------
                                                                                                       Growth
                                                                                   Capital              and                 Small
                                                                                Appreciation           Income                Cap
                                                                                  Portfolio           Portfolio           Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................       $    (27,504)       $     17,835        $     22,943
     Net realized gain (loss) on sale of investments in portfolio shares             80,800              (7,622)            (18,401)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................          1,537,721             124,226             (77,296)
------------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........          1,591,017             134,439             (72,754)

Changes from principal transactions:
     Contract purchase payments ........................................          3,493,049           1,319,418           1,968,291
     Contract redemptions ..............................................           (283,084)            (37,005)            (62,726)
     Net transfers (to) from fixed account .............................            623,341             117,220             224,657
------------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......          3,833,306           1,399,633           2,130,222
------------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................          5,424,323           1,534,072           2,057,468
Net assets, beginning of period ........................................          3,916,320             560,812           1,070,567
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................       $  9,340,643        $  2,094,884        $  3,128,035
====================================================================================================================================

================================================================================================================

                                                                                          Dreyfus Funds
                                                                                --------------------------------
                                                                                  Socially
                                                                                 Responsible             Stock
                                                                                   Growth                Index
                                                                                  Fund, Inc.             Fund
================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................        $    131,953        $     42,191
     Net realized gain (loss) on sale of investments in portfolio shares              33,516             179,958
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................             664,657           1,980,383
----------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........             830,126           2,202,532

Changes from principal transactions:
     Contract purchase payments ........................................           1,499,937           6,196,975
     Contract redemptions ..............................................            (122,782)           (315,162)
     Net transfers (to) from fixed account .............................             254,932             722,941
----------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......           1,632,087           6,604,754
----------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................           2,462,213           8,807,286
Net assets, beginning of period ........................................           2,094,285           5,224,294
----------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................        $  4,556,498        $ 14,031,580
================================================================================================================

====================================================================================================================================

                                                                                         Janus Aspen Series
                                                                    ----------------------------------------------------------------
                                                                                                                           Short-
                                                                      Aggressive        Worldwide                           Term
                                                                         Growth           Growth         Balanced           Bond
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ................................. $    (40,580)    $    272,716     $    334,930     $        283
     Net realized gain (loss) on sale of investments in
          portfolio shares ........................................       29,417           94,500           54,985           (7,029)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares .........................    1,063,481        1,997,580        2,551,784            7,834
------------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ...    1,052,318        2,364,796        2,941,699            1,088

Changes from principal transactions:
     Contract purchase payments ...................................    1,211,114        4,957,213        5,335,110            3,730
     Contract redemptions .........................................     (200,425)        (384,734)        (361,309)              (5)
     Net transfers (to) from fixed account ........................      (90,308)         413,880          699,782          (70,939)
------------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions ..      920,381        4,986,359        5,673,583          (67,214)
------------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets .........................    1,972,699        7,351,155        8,615,282          (66,126)
Net assets, beginning of period ...................................    2,553,420        6,750,802        5,895,058           66,126
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ......................................... $  4,526,119     $ 14,101,957     $ 14,510,340     $          0
====================================================================================================================================



====================================================================================================================================

                                                                                     Merrill Lynch Variable Series Funds, Inc.
                                                                           ---------------------------------------------------------
                                                                              Basic           Global          High         Domestic
                                                                              Value          Strategy        Current        Money
                                                                              Focus           Focus           Income        Market
                                                                              Fund            Fund            Fund          Fund
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................   $   134,217    $    34,716    $   105,219    $    29,208
     Net realized gain (loss) on sale of investments in portfolio shares          (837)        (2,908)       (15,007)             0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (46,659)       (11,851)      (162,254)             0
------------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........        86,721         19,957        (72,042)        29,208

Changes from principal transactions:
     Contract purchase payments ........................................     1,501,132        113,474        720,476      1,401,235
     Contract redemptions ..............................................       (65,000)        (9,043)       (60,276)       (24,217)
     Net transfers (to) from fixed account .............................       (15,754)        (4,752)        40,846     (1,173,203)
------------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......     1,420,378         99,679        701,046        203,815
------------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................     1,507,099        119,636        629,004        233,023
Net assets, beginning of period ........................................     1,013,207        234,864        814,279        764,922
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................   $ 2,520,306    $   354,500    $ 1,443,283    $   997,945
====================================================================================================================================

====================================================================================================================================

                                                                                Morgan Stanley                 PBHG Insurance
                                                                             Universal Funds, Inc.            Series Fund, Inc.
                                                                           ---------------------------------------------------------
                                                                                             U.S.                       Technology
                                                                             Fixed           Real          Growth           and
                                                                             Income         Estate           II       Communications
                                                                            Portfolio      Portfolio      Portfolio      Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................   $    31,152    $    16,236    $    (2,974)   $   (11,977)
     Net realized gain (loss) on sale of investments in portfolio shares         5,008         (4,878)           596          4,399
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (13,145)       (64,725)        22,827        337,130

          Net increase (decrease) in net assets from operations ........        23,015        (53,367)        20,449        329,552

Changes from principal transactions:
     Contract purchase payments ........................................       354,893        455,030        121,131        644,581
     Contract redemptions ..............................................        (6,605)       (11,846)        (2,291)       (38,053)
     Net transfers (to) from fixed account .............................       333,864         36,326          5,646         81,794

          Net increase in net assets from principal transactions .......       682,152        479,510        124,486        688,322

               Net increase in net assets ..............................       705,167        426,143        144,935      1,017,874
Net assets, beginning of period ........................................        76,744        238,921        174,872        530,999

Net assets, end of period ..............................................   $   781,911    $   665,064    $   319,807    $ 1,548,873
====================================================================================================================================

=======================================================================================================================

                                                                                        Strong
                                                                                        Funds
                                                                                     ------------
                                                                                     Opportunity
                                                                                         Fund
                                                                                          II                Total
=======================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................           $     80,063        $  1,170,627
     Net realized gain (loss) on sale of investments in portfolio shares                 (3,881)            422,616
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................                 28,800           9,940,493
----------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........                104,982          11,533,736

Changes from principal transactions:
     Contract purchase payments ........................................              1,062,529          32,359,318
     Contract redemptions ..............................................                (24,103)         (2,008,666)
     Net transfers (to) from fixed account .............................                131,106           2,331,379
----------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......              1,169,532          32,682,031
----------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................              1,274,514          44,215,767
Net assets, beginning of period ........................................                437,581          32,418,073
----------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................           $  1,712,095        $ 76,633,840
======================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                          YEAR ENDED DECEMBER 31, 1998


                                                        Basic Contracts

==================================================================================================================================
                                                   Dreyfus Variable Investment Fund                          Dreyfus Funds
                                           -------------------------------------------------        ------------------------------
                                                                Growth                                Socially
                                             Capital             and               Small            Responsible           Stock
                                          Appreciation          Income              Cap               Growth              Index
                                            Portfolio          Portfolio          Portfolio          Fund, Inc.           Fund
==================================================================================================================================
Units outstanding, December 31, 1997       247,118.575         48,865.286         86,150.930        132,957.488        324,713.323


Units purchased                            213,653.289        109,141.805        173,379.161        104,886.187        367,351.643

Units redeemed                             (15,431.654)        (4,147.849)        (3,389.867)        (8,133.050)       (26,068.725)
                                           -----------        -----------        -----------        -----------        -----------

Units outstanding December 31, 1998        445,340.210        153,859.242        256,140.224        229,710.625        665,996.241
                                           ===========        ===========        ===========        ===========        ===========
==================================================================================================================================

===============================================================================================================

                                                                    Janus Aspen Series
                                           -------------------------------------------------------------------
                                                                                                      Short-
                                           Aggressive          Worldwide                               Term
                                             Growth             Growth            Balanced             Bond
                                            Portfolio          Portfolio          Portfolio          Portfolio
===============================================================================================================

Units outstanding, December 31, 1997       207,227.419        425,739.592        409,917.307          3,967.559


Units purchased                             94,553.109        284,041.016        382,195.992            343.698

Units redeemed                             (25,752.314)       (20,631.739)       (26,942.515)        (4,311.257)
                                           -----------        -----------        -----------        -----------

Units outstanding December 31, 1998        276,028.214        689,148.869        765,170.784              0.000
                                           ===========        ===========        ===========        ===========
===============================================================================================================

===============================================================================================================

                                                        Merrill Lynch Variable Series Funds, Inc.
                                           --------------------------------------------------------------------

                                              Basic              Global             High             Domestic
                                              Value             Strategy           Current            Money
                                              Focus              Focus             Income             Market
                                              Fund                Fund              Fund              Fund
===============================================================================================================
Units outstanding, December 31, 1997        68,181.594         17,615.512         65,756.981        697,535.841


Units purchased                             92,801.588         10,410.160         65,161.945      1,617,996.547

Units redeemed                              (6,307.194)        (2,864.955)       (11,202.269)     (1,438,687.11)
                                           -------------      -------------     -------------      ------------


Units outstanding December 31, 1998        154,675.988         25,160.717        119,716.657        876,845.270
                                           =============      =============     =============      ============
===============================================================================================================

                                                   Morgan Stanley                                 PBHG Insurance         Strong
                                                Universal Funds, Inc.                            Series Fund, Inc.        Funds
                                           ------------------------------         ------------------------------------------------
                                                                  U.S.                              Technology
                                             Fixed               Real              Growth               and           Opportunity
                                             Income             Estate               II            Communications         Fund
                                            Portfolio          Portfolio          Portfolio          Portfolio             II
==================================================================================================================================
Units outstanding, December 31, 1997         7,144.949         19,438.406         15,905.540         51,276.959         35,542.297


Units purchased                             61,069.161         42,714.635         11,981.263         64,689.186         87,196.634

Units redeemed                                (614.874)        (1,058.819)          (579.973)        (3,417.082)        (1,921.213)
                                           -------------     ------------      -------------      -------------      -------------

Units outstanding December 31, 1998         67,599.236         61,094.222         27,306.830        112,549.063        120,817.718
                                           =============     ============      =============      =============      =============
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                          YEAR ENDED DECEMBER 31, 1998


                                                       Enhanced Contracts

============================================================================================================================

                                                  Dreyfus Variable Investment Fund                      Dreyfus Funds
                                           ----------------------------------------------        ---------------------------
                                                               Growth                             Socially
                                            Capital             and              Small          Responsible         Stock
                                          Appreciation         Income             Cap              Growth           Index
                                            Portfolio         Portfolio        Portfolio         Fund, Inc.          Fund
============================================================================================================================
Units outstanding, December 31, 1997        3,990.613             5.708         1,993.698         5,460.625        4,263.339


Units purchased                            16,725.218        11,512.717        11,955.075         2,403.284       27,564.885

Units redeemed                               (517.733)         (127.223)          (85.409)       (1,901.486)        (295.059)
                                           ----------        ----------        ----------        ----------       ----------

Units outstanding December 31, 1998        20,198.098        11,391.202        13,863.364         5,962.423       31,533.165
                                           ==========        ==========        ==========        ==========       ==========
============================================================================================================================

===========================================================================================================

                                                                   Janus Aspen Series
                                           ----------------------------------------------------------------
                                                                                                   Short-
                                           Aggressive        Worldwide                              Term
                                             Growth            Growth          Balanced             Bond
                                           Portfolio         Portfolio         Portfolio          Portfolio
===========================================================================================================
Units outstanding, December 31, 1997        1,754.459         3,070.952         8,896.063         2,091.259


Units purchased                             1,793.596        12,038.103         4,583.881             8.386

Units redeemed                               (236.866)         (883.402)       (1,387.090)       (2,099.645)
                                           ----------        ----------        ----------        ----------

Units outstanding December 31, 1998         3,311.189        14,225.653        12,092.854             0.000
                                           ==========        ==========        ==========        ==========
===========================================================================================================




===========================================================================================================

                                                       Merrill Lynch Variable Series Funds, Inc.
                                           ----------------------------------------------------------------
                                             Basic             Global             High           Domestic
                                             Value            Strategy           Current          Money
                                             Focus             Focus             Income           Market
                                             Fund              Fund               Fund            Fund
===========================================================================================================
Units outstanding, December 31, 1997        2,123.159         1,186.434         1,036.359        10,686.456


Units purchased                             6,275.039           127.248         2,949.347        55,490.063

Units redeemed                             (1,322.862)          (83.036)          (40.283)      (50,685.642)
                                           ----------        ----------        ----------        ----------

Units outstanding December 31, 1998         7,075.336         1,230.646         3,945.423        15,490.877
                                           ==========        ==========        ==========        ==========
===========================================================================================================

============================================================================================================================

                                                 Morgan Stanley                      PBHG Insurance                 Strong
                                              Universal Funds, Inc.                 Series Fund, Inc.               Funds
                                           ----------------------------        ------------------------------    -----------
                                                                U.S.                             Technology
                                             Fixed              Real             Growth             and          Opportunity
                                            Income             Estate              II          Communications        Fund
                                           Portfolio          Portfolio         Portfolio        Portfolio            II
============================================================================================================================
Units outstanding, December 31, 1997            0.000             0.000           496.211           156.518            0.000


Units purchased                               706.067           401.140           371.465         2,184.320        3,455.369

Units redeemed                                  0.000           (35.820)         (103.974)            0.000         (281.511)
                                           ----------        ----------        ----------        ----------        ---------

Units outstanding December 31, 1998           706.067           365.320           763.702         2,340.838        3,173.858
                                           ==========        ==========        ==========        ==========        =========
============================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                                          ANNUITY INVESTORS VARIABLE ACCOUNT A


                                           STATEMENTS OF CHANGES IN NET ASSETS
                                              YEAR ENDED DECEMBER 31, 1997

=================================================================================================================================

                                                                                         Dreyfus Variable Investment Fund
                                                                                -------------------------------------------------
                                                                                                     Growth
                                                                                  Capital             and                Small
                                                                               Appreciation          Income               Cap
                                                                                 Portfolio          Portfolio          Portfolio
=================================================================================================================================
Changes from operations:
     Net investment income (loss) .......................................       $     6,944        $    33,485        $    50,942
     Net realized gain (loss) on sale of
       investments in portfolio shares ..................................            10,026              1,311                 10
     Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares .................           319,771            (24,839)           (48,158)
---------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations .........           336,741              9,957              2,794

Changes from principal transactions:
     Contract purchase payments .........................................         2,587,775            473,969            833,543
     Contract redemptions ...............................................          (114,166)           (18,372)            (3,025)
     Net transfers (to) from fixed account ..............................           689,951             95,258            237,255
---------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from
            principal transactions ......................................         3,163,560            550,855          1,067,773
---------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ...............................         3,500,301            560,812          1,070,567
Net assets, beginning of period .........................................           416,019                  0                  0
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ...............................................       $ 3,916,320        $   560,812        $ 1,070,567

=================================================================================================================================

===============================================================================================================

                                                                                        Dreyfus Funds
                                                                                -------------------------------
                                                                                 Socially
                                                                                Responsible           Stock
                                                                                  Growth              Index
                                                                                 Fund, Inc.           Fund
===============================================================================================================
Changes from operations:
     Net investment income (loss) .......................................       $    52,166        $   138,532
     Net realized gain (loss) on sale of
       investments in portfolio shares ..................................             8,354              3,459
     Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares .................           136,989            355,870
---------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations .........           197,509            497,861

Changes from principal transactions:
     Contract purchase payments .........................................         1,445,588          3,887,862
     Contract redemptions ...............................................           (51,480)           (82,415)
     Net transfers (to) from fixed account ..............................           320,031            560,574
---------------------------------------------------------------------------------------------------------------

          Net increase in net assets from
            principal transactions ......................................         1,714,139          4,366,020
---------------------------------------------------------------------------------------------------------------

               Net increase in net assets ...............................         1,911,648          4,863,881
Net assets, beginning of period .........................................           182,637            360,413
---------------------------------------------------------------------------------------------------------------

Net assets, end of period ...............................................       $ 2,094,285        $ 5,224,294
===============================================================================================================

==================================================================================================================================

                                                                                     Janus Aspen Series
                                                             --------------------------------------------------------------------
                                                                                                                        Short-
                                                              Aggressive         Worldwide                               Term
                                                               Growth             Growth            Balanced             Bond
                                                              Portfolio          Portfolio          Portfolio          Portfolio
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ...........................$   (20,223)       $    16,850        $    76,194        $    10,574
     Net realized gain (loss) on sale of
       investments in portfolio shares ......................      1,204              9,006              9,629                158
     Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares .....    309,297            387,292            413,065             (7,425)
----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets
            from operations .................................    290,278            413,148            498,888              3,307

Changes from principal transactions:
     Contract purchase payments .............................  1,590,929          4,759,590          4,181,625             29,866
     Contract redemptions ...................................    (57,933)          (153,014)          (140,016)              (283)
     Net transfers (to) from fixed account ..................    135,745          1,065,566            763,682            (10,508)
----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from
            principal transactions ..........................  1,668,741          5,672,143          4,805,290             19,075
----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ...................  1,959,019          6,085,291          5,304,178             22,382
Net assets, beginning of period .............................    594,401            665,511            590,880             43,744
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ...................................$ 2,553,420        $ 6,750,802        $ 5,895,058        $    66,126
==================================================================================================================================

====================================================================================================================================

                                                                                     Merrill Lynch Variable Series Funds, Inc.
                                                                           ---------------------------------------------------------
                                                                              Basic           Global          High         Domestic
                                                                              Value          Strategy        Current        Money
                                                                              Focus           Focus           Income        Market
                                                                              Fund            Fund            Fund          Fund
====================================================================================================================================
Changes from operations:
     Net investment income (loss)......................................... $     2,655    $      (269)   $    28,440    $    29,685
     Net realized gain (loss) on sale of investments in portfolio shares .       3,825          2,375            471              0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ................................      53,787           (823)           853              0
------------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ..........      60,267          1,283         29,764         29,685

Changes from principal transactions:
     Contract purchase payments ..........................................     782,172        182,783        646,791      1,766,603
     Contract redemptions ................................................     (34,859)       (11,021)        (8,576)       (28,653)
     Net transfers (to) from fixed account ...............................     121,967         37,593         67,428     (1,342,773)
------------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .........     869,280        209,356        705,643        395,177
------------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ................................     929,547        210,639        735,407        424,862
Net assets, beginning of period ..........................................      83,660         24,225         78,872        340,060
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period................................................. $ 1,013,207    $   234,864    $   814,279    $   764,922
====================================================================================================================================

====================================================================================================================================

                                                                                Morgan Stanley                 PBHG Insurance
                                                                             Universal Funds, Inc.            Series Fund, Inc.
                                                                           --------------------------------------------------------
                                                                                             U.S.                       Technology
                                                                             Fixed           Real          Growth           and
                                                                             Income         Estate           II       Communications
                                                                            Portfolio      Portfolio      Portfolio      Portfolio
===================================================================================================================================
Changes from operations:
     Net investment income (loss)......................................... $    3,975     $    6,728     $     (767)    $   (2,092)
     Net realized gain (loss) on sale of investments in portfolio shares .        186            448            109            898
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ................................     (2,412)         6,939         (5,312)       (16,509)
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ..........      1,749         14,115         (5,970)       (17,703)

Changes from principal transactions:
     Contract purchase payments ..........................................     60,217        158,252        158,200        315,811
     Contract redemptions ................................................     (2,721)        (3,572)             0        (10,266)
     Net transfers (to) from fixed account ...............................     17,500         70,126         22,642        243,157
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .........     74,995        224,806        180,842        548,702
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ................................     76,744        238,921        174,872        530,999
Net assets, beginning of period ..........................................          0              0              0              0
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period................................................. $   76,744     $  238,921     $  174,872     $  530,999
===================================================================================================================================

=======================================================================================================================

                                                                                        Strong
                                                                                        Funds
                                                                                     ------------
                                                                                     Opportunity
                                                                                         Fund
                                                                                          II                  Total
=======================================================================================================================
Changes from operations:
     Net investment income (loss).................................................   $       (541)       $    433,278
     Net realized gain (loss) on sale of investments in portfolio shares .........            483              51,952
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ........................................          6,923           1,885,308
-----------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ..................          6,865           2,370,538

Changes from principal transactions:
     Contract purchase payments ..................................................        346,824          24,208,399
     Contract redemptions ........................................................              0            (720,373)
     Net transfers (to) from fixed account .......................................         83,892           3,179,086
-----------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .................        430,716          26,667,113
-----------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ........................................        437,581          29,037,651
Net assets, beginning of period ..................................................              0           3,380,422
-----------------------------------------------------------------------------------------------------------------------

Net assets, end of period.........................................................   $    437,581        $ 32,418,073
=======================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                          YEAR ENDED DECEMBER 31, 1997


                                                      Basic Contracts

================================================================================================================================
                                                   Dreyfus Variable Investment Fund                        Dreyfus Funds
                                           ------------------------------------------------       ------------------------------
                                                                Growth                             Socially
                                             Capital             and               Small          Responsible          Stock
                                           Appreciation         Income              Cap             Growth             Index
                                            Portfolio          Portfolio         Portfolio         Fund, Inc.          Fund
================================================================================================================================
Units outstanding, December 31, 1996        33,424.286              0.000             0.000        15,316.028         29,203.177


Units purchased                            224,280.056         50,518.305        86,407.351       122,765.393        302,515.480

Units redeemed                             (10,585.767)        (1,653.019)         (256.421)       (5,123.933)        (7,005.334)
                                           -----------        -----------       -----------       -----------        -----------

Units outstanding December 31, 1997        247,118.575         48,865.286        86,150.930       132,957.488        324,713.323
                                           ===========        ===========       ===========       ===========        ===========
================================================================================================================================

=============================================================================================================

                                                                   Janus Aspen Series
                                           ------------------------------------------------------------------
                                                                                                     Short-
                                           Aggressive          Worldwide                             Term
                                            Growth              Growth           Balanced            Bond
                                           Portfolio           Portfolio         Portfolio         Portfolio
=============================================================================================================

Units outstanding, December 31, 1996        52,219.342         50,730.352        49,603.384         4,216.270


Units purchased                            177,772.496        390,022.123       379,211.522           772.196

Units redeemed                             (22,764.419)       (15,012.883)      (18,897.599)       (1,020.907)
                                           -----------        -----------       -----------       -----------

Units outstanding December 31, 1997        207,227.419        425,739.592       409,917.307         3,967.559
                                           ===========        ===========       ===========       ===========
============================================================================================================




=============================================================================================================


                                                        Merrill Lynch Variable Series Funds, Inc.
                                           ------------------------------------------------------------------
                                              Basic             Global             High             Domestic
                                              Value            Strategy           Current            Money
                                              Focus             Focus             Income             Market
                                              Fund               Fund              Fund               Fund
=============================================================================================================
Units outstanding, December 31, 1996         6,820.503          2,114.707         6,837.357       325,331.820


Units purchased                             63,713.297         16,649.421        60,146.745     1,834,941.088

Units redeemed                              (2,352.206)        (1,148.616)       (1,227.121)   (1,462,737.067)
                                           -----------      -------------     -------------     -------------

Units outstanding December 31, 1997         68,181.594         17,615.512        65,756.981       697,535.841
                                           ===========      =============     =============     =============
=============================================================================================================

================================================================================================================================

                                                  Morgan Stanley                      PBHG Insurance                   Strong
                                               Universal Funds, Inc.                 Series Fund, Inc.                  Funds
                                           ------------------------------     -------------------------------      -------------
                                                                  U.S.                            Technology
                                             Fixed               Real             Growth             and             Opportunity
                                             Income             Estate              II          Communications          Fund
                                            Portfolio          Portfolio         Portfolio         Portfolio             II
================================================================================================================================
Units outstanding, December 31, 1996             0.000              0.000             0.000             0.000             0.000


Units purchased                              7,618.399         19,733.721        15,908.128        53,379.692         36,045.579

Units redeemed                                (473.450)          (295.315)           (2.588)       (2,102.733)          (503.282)
                                           -----------      -------------     -------------     -------------      -------------

Units outstanding December 31, 1997          7,144.949         19,438.406        15,905.540        51,276.959         35,542.297
                                           ===========      =============     =============     =============      =============
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                          YEAR ENDED DECEMBER 31, 1997


                                                     Enhanced Contracts

========================================================================================================================

                                               Dreyfus Variable Investment Fund                      Dreyfus Funds
                                          --------------------------------------------       ---------------------------
                                                             Growth                           Socially
                                            Capital           and              Small         Responsible         Stock
                                          Appreciation       Income             Cap            Growth            Index
                                           Portfolio        Portfolio        Portfolio        Fund, Inc.         Fund
========================================================================================================================
Units outstanding, December 31, 1996         313.603            0.000            0.000            0.000          600.306


Units purchased                            3,924.489            5.708        1,993.698        5,841.203        3,940.642

Units redeemed                              (247.479)           0.000            0.000         (380.578)        (277.609)
                                           ---------        ---------        ---------        ---------        ---------

Units outstanding December 31, 1997        3,990.613            5.708        1,993.698        5,460.625        4,263.339
                                           =========        =========        =========        =========        =========
========================================================================================================================


=======================================================================================================

                                                                 Janus Aspen Series
                                           ------------------------------------------------------------
                                                                                               Short-
                                           Aggressive       Worldwide                           Term
                                            Growth           Growth          Balanced           Bond
                                           Portfolio        Portfolio        Portfolio        Portfolio
=======================================================================================================
Units outstanding, December 31, 1996       1,910.271          272.267        1,024.467           17.440


Units purchased                            1,568.503        2,943.182        8,513.034        2,073.819

Units redeemed                            (1,724.315)        (144.497)        (641.438)           0.000
                                           ---------        ---------        ---------        ---------

Units outstanding December 31, 1997        1,754.459        3,070.952        8,896.063        2,091.259
                                           =========        =========        =========        =========
=======================================================================================================




=======================================================================================================

                                                     Merrill Lynch Variable Series Funds, Inc.
                                           ------------------------------------------------------------
                                               Basic          Global           High           Domestic
                                               Value         Strategy         Current          Money
                                               Focus          Focus           Income           Market
                                               Fund            Fund            Fund             Fund
=======================================================================================================
Units outstanding, December 31, 1996           96.296          30.061          255.389        1,260.991


Units purchased                             2,026.863       1,253.336        1,020.714       10,698.722

Units redeemed                                  0.000         (96.963)        (239.744)      (1,273.257)
                                           ----------       ---------        ---------       ----------

Units outstanding December 31, 1997         2,123.159       1,186.434        1,036.359       10,686.456
                                           ==========       =========        =========       ==========
=======================================================================================================

=========================================================================================================================
                                                  Morgan Stanley                  PBHG Insurance                 Strong
                                             Universal Funds, Inc.               Series Fund, Inc.               Funds
                                           --------------------------       ---------------------------        ----------
                                                              U.S.                           Technology
                                             Fixed            Real            Growth            and           Opportunity
                                            Income           Estate             II         Communications         Fund
                                           Portfolio        Portfolio        Portfolio       Portfolio             II

=========================================================================================================================
Units outstanding, December 31, 1996            0.000           0.000            0.000            0.000             0.000

Units purchased                                 0.000           0.000          496.211          469.962             0.000

Units redeemed                                  0.000           0.000            0.000         (313.444)            0.000
                                           ----------      ----------       ----------       ----------        ----------


Units outstanding December 31, 1997             0.000           0.000          496.211          156.518             0.000
                                           ==========      ==========       ==========       ==========        ==========
=========================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1998

(1)     GENERAL

        Annuity Investors Variable Account A (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of American Annuity Group, Inc., ("AAG"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 47 states.

        At December 31, 1998, the following investment options were available:

          The Dreyfus Variable Investment Fund:
               o       Capital Appreciation Portfolio
               o       Growth and Income Portfolio
               o       Small Cap Portfolio
          Dreyfus Funds:
               o       Socially Responsible Growth Fund, Inc.
               o       Stock Index Fund
          Janus Aspen Series:
               o       Aggressive Growth Portfolio
               o       Worldwide Growth Portfolio
               o       Balanced Portfolio
          Merrill Lynch Variable Series Funds, Inc.:
               o       Domestic Money Market Fund
               o       Basic Value Focus Fund
               o       Global Strategy Focus Fund
               o       High Current Income Fund
          Morgan Stanley Universal Funds, Inc.:
               o       Fixed Income Portfolio
               o       U.S. Real Estate Portfolio
          PBHG Insurance Series Fund, Inc.:
               o       Growth II Portfolio
               o       Technology & Communications Portfolio
          Strong Funds:
               o       Opportunity Fund II

        Effective September 29, 1998, the Janus Aspen Series Short-Term Bond Portfolio was closed and all remaining shares were transferred to the Merrill Lynch Variable Series Funds, Inc. Domestic Money Market Funds. No other sub-accounts were added to or deleted from the Account in 1998.

(2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation

        The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998


        Investments

        Investments are valued using the net asset value of the respective portfolios at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments which are restricted as to resale.

        Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

        Federal Income Taxes

        No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

        Net Assets Attributable to Variable Annuity Contract Holders

        The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
        (loss) and unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998

(3)     PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the years ended December 31, 1998 and 1997 are as follows:

                                                        1998

                                                                 Proceeds
                                              Cost of              from
                                            Purchases              Sales

The Dreyfus Variable Investment Fund:
   Capital Appreciation Portfolio          $  4,034,231        $  228,430
   Growth and Income Portfolio                1,524,741           107,273
   Small Cap Portfolio                        2,260,574           107,409
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc.     1,871,366           107,326
   Stock Index Fund                           7,277,529           630,583
Janus Aspen Series:
   Aggressive Growth Portfolio                1,072,550           192,749
   Worldwide Growth Portfolio                 5,552,839           293,764
   Balanced Portfolio                         6,229,950           221,437
   Short-Term Bond Portfolio                      4,336            71,267
Merrill Lynch Variable Series Funds, Inc.:
   Basic Value Focus Fund                     1,665,199           110,605
   Global Strategy Focus Fund                   175,584            41,189
   High Current Income Fund                   1,094,117           287,852
   Domestic Money Market Fund                 2,329,571         2,096,548
Morgan Stanley Universal Funds, Inc.:
   Fixed Income Portfolio                       852,047           138,743
   U.S. Real Estate Portfolio                   559,465            63,719
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio                          147,611            26,098
   Technology & Communications Portfolio        709,264            32,918
Strong Funds:
   Opportunity Fund II                        1,340,045            90,450
                                           ------------      ------------

         Total                              $38,701,019        $4,848,360
                                            ===========        ==========

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998

(3)     PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES (Continued)


                                                            1997

                                                                   Proceeds
                                                Cost of              from
                                               Purchases             Sales


The Dreyfus Variable Investment Fund:
   Capital Appreciation Portfolio            $  3,205,485      $     35,865
   Growth and Income Portfolio                    606,028            21,688
   Small Cap Portfolio                          1,118,851               136
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc.       1,799,223            33,431
   Stock Index Fund                             4,519,615            15,987
Janus Aspen Series:
   Aggressive Growth Portfolio                  1,811,011           163,917
   Worldwide Growth Portfolio                   5,714,442            27,266
   Balanced Portfolio                           4,962,560            82,509
   Short-Term Bond Portfolio                       51,886            22,434
Merrill Lynch Variable Series Funds, Inc.:
   Basic Value Focus Fund                         909,483            37,844
   Global Strategy Focus Fund                     224,738            15,765
   High Current Income Fund                       752,313            18,387
   Domestic Money Market Fund                   1,914,332         1,490,464
Morgan Stanley Universal Funds, Inc.:
   Fixed Income Portfolio                          84,163             5,193
   U.S. Real Estate Portfolio                     234,705             3,171
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio                            181,137             1,063
   Technology & Communications Portfolio          562,830            16,221
Strong Funds:
   Opportunity Fund II                            436,177             6,002
                                            -------------     -------------

         Total                                $29,088,979        $1,997,343
                                              ===========        ==========

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998


(4)     DEDUCTIONS AND EXPENSES

        Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

        The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

        The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. Under the Basic Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.25% of the daily value of the total investments of the Account. These fees aggregated $648,745 and $199,272 for the years ended December 31, 1998 and 1997, respectively.

        In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the Enhanced Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the Account. These fees aggregated $14,271 and $3,856 for the years ended December 31, 1998 and 1997, respectively.

        Pursuant to an administrative agreement between AAG and the Company, AAG subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage decreases to 0% from a maximum of 7.0% based upon the number of years the purchase payment has been held.

        In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25. These expenses totaled $62,799 and $7,275 for the years ended December 31, 1998 and 1997, respectively.

(5)     OTHER TRANSACTIONS WITH AFFILIATES

        AAG Securities, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998

(6)     NET ASSETS

        The following is a reconciliation of net assets at December 31, 1998:

                                                                        1998

        Proceeds from the sales of units since organization,
           less cost of units redeemed                            $62,647,073
        Undistributed net investment income                         1,628,401
        Undistributed net realized gains on sale of investments       479,222
        Net unrealized appreciation of investments                 11,879,144
                                                                  ------------

        Net assets, end of period                                 $76,633,840


(7)     YEAR 2000 (Unaudited)


        To date, the Company has completed its assessment and remediation of all systems that could be significantly affected by the Year 2000. The Company is currently testing its software and hardware for Year 2000 readiness. It is anticipated that this process will be completed in a timely manner. However, if testing is not completed timely, the Year 2000 Issue could have an impact on the operations of the Company.

        The Company's operations could also be affected by the inability of third parties to become Year 2000 compliant. Various investment advisors who are not affiliated with the Company manage the investment sub-accounts included in Separate Account A. Like most financial organizations, investment advisors have been working diligently to address Year 2000 issues. The Company does not expect any of the investment advisors to provide Year 2000 assurance on the various sub-accounts before the second quarter of 1999. The inability of third parties to complete the Year 2000 resolution process in a timely fashion could materially impact the Company. The effect of non-compliance by significant third parties is not determinable.

The Financial Statements of the following investment companies ("Registrant") are made a part hereof and incorporated herein:

Registrant                                             1940 Act Number


Janus Aspen Series                                        811-07736
--Janus Aspen Aggressive Growth Portfolio
--Janus Aspen Worldwide Growth Portfolio
--Janus Aspen Balanced Portfolio

Dreyfus Variable Investment Fund                          811-05125
--Capital Appreciation Portfolio
--Growth & Income Portfolio
--Small Cap Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.        811-07044

Dreyfus Stock Index Fund                                  811-05179

Merrill Lynch Variable Series Fund, Inc.                  811-03290
--Basic Value Focus Fund
--Global Strategy Focus Fund
--High Current Income Fund
--Domestic Money Market fund

Morgan Stanley Universal Funds, Inc.                      811-07607
--U.S. Real Estate Portfolio
--Fixed Income Portfolio

PBHG Insurance Series Fund, Inc.                          811-08009
--PBHG Growth II Portfolio
--PBHG Technology & Communications Portfolio

Strong Special Fund II, Inc.                              811-06552

The Timothy Plan Variable Series                          811-8228

3244                                                                  (2/99)



Annuity Investors Life Insurance Company(R)
P. O. Box 5423
Cincinnati, Ohio 45201-5423
1-800-789-6771




























This report is for the information of the contract owners and participants of the Annuity Investors Life Insurance Company and the Annuity Investors Variable Account A. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains complete information, including charges and expenses.